SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Losses and expenses related to Fabricated Transactions and Restructuring (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Losses and expenses related to Fabricated Transactions and Restructuring	¥ 149.6	$ 20.5	¥ 28.5	¥ (75.2)
Compensation for directors' and officers' liability	¥ 157.9	$ 22.4